Commitments and Contingencies (Tables) (Accrued self-insured claims)	12 Months Ended
Dec. 31, 2012
Accrued self-insured claims
Commitments and Contingencies
Schedule of reconciliation of beginning and ending accrued self-insured claims

(In thousands)	Accrued Self-insured Claims, Net
Balance as of December 31, 2010	$121,692
Provision for self-insured claims	26,052
Cash payments	(39,662)

Balance as of December 31, 2011	$108,082
Provision for self-insured claims	35,413
Cash payments	(39,670)

Balance as of December 31, 2012	$103,825